Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: February 12, 2025

Payment Date	2/18/2025
Collection Period Start	1/1/2025
Collection Period End	1/31/2025
Interest Period Start	1/15/2025
Interest Period End	2/17/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$76,096,638.86	$14,213,922.52	$61,882,716.34	0.284022	Oct-26
Class A-2b Notes	$76,096,638.87	$14,213,922.53	$61,882,716.34	0.284022	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$644,983,277.73	$28,427,845.05	$616,555,432.68

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$702,613,157.17	$671,714,523.38	0.546567
YSOC Amount	$54,809,671.15	$52,338,882.41
Adjusted Pool Balance	$647,803,486.02	$619,375,640.97
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$76,096,638.86	5.91000%	30/360	$374,775.95
Class A-2b Notes	$76,096,638.87	4.99654%	ACT/360	$359,096.57
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$644,983,277.73			$3,090,387.36

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$702,613,157.17	$671,714,523.38
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$647,803,486.02	$619,375,640.97
Number of Receivables Outstanding	39,772	38,954
Weighted Average Contract Rate	5.16%	5.16%
Weighted Average Remaining Term (months)	41.6	40.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,114,522.63
Principal Collections	$30,668,814.54
Liquidation Proceeds	$175,747.98
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$33,959,085.15
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$33,959,085.15

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$585,510.96	$585,510.96	$—	$—	$33,373,574.19
Interest - Class A-1 Notes	$—	$—	$—	$—	$33,373,574.19
Interest - Class A-2a Notes	$374,775.95	$374,775.95	$—	$—	$32,998,798.24
Interest - Class A-2b Notes	$359,096.57	$359,096.57	$—	$—	$32,639,701.67
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$30,720,265.67
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$30,417,863.34
First Allocation of Principal	$—	$—	$—	$—	$30,417,863.34
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$30,372,971.17
Second Allocation of Principal	$3,067,636.76	$3,067,636.76	$—	$—	$27,305,334.41
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,260,442.24
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,990,442.24
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,945,550.07
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,675,550.07
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,675,550.07
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,855,341.78
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,855,341.78
Remaining Funds to Certificates	$1,855,341.78	$1,855,341.78	$—	$—	$—
Total	$33,959,085.15	$33,959,085.15	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$54,809,671.15
Increase/(Decrease)	$(2,470,788.74)
Ending YSOC Amount	$52,338,882.41

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$647,803,486.02	$619,375,640.97
Note Balance	$644,983,277.73	$616,555,432.68
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	26	$229,819.25
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	107	$175,747.98
Monthly Net Losses (Liquidation Proceeds)			$54,071.27
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.35%
Preceding Collection Period			0.39%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.24%
Cumulative Net Losses for All Periods			$2,151,329.01
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.22%	70	$1,496,420.34
60-89 Days Delinquent	0.08%	23	$524,710.32
90-119 Days Delinquent	0.01%	2	$49,073.45
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.31%	95	$2,070,204.11

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$29,920.46
Total Repossessed Inventory		7	$173,966.02

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		25	$573,783.77
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.06%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.58	0.09%	22	0.06%